GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  AMENDMENT TO THE TRUST INSTRUMENT AND
FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy language will be updated for all Funds.
In the section “Principal Investment Strategies,” for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund, beginning on pages 5, 13, 21, 29, 37, 45, 52, 59 and 66, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
In the section “Principal Investment Strategies,” for the Money Market Fund, Low-Duration Bond Fund (“LDBF”), Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund (“DMSF”), Impact Bond Fund, Impact Equity Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund (“IEF”) and Emerging Markets Equity Fund, beginning on pages 72, 76, 82, 89, 96, 106, 114, 120, 126, 131, 137, 141, 146, 150, 155, 160, 165 and 171, respectively, the last bullet point is deleted in its entirety and replaced with the following:
•
In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.
Under the section “Additional Information Regarding the Funds," on page 180, the Faith-Based Investing disclosure is deleted in its entirety and replaced with the following:
Faith-Based Investing: In accordance with the Adviser's Christian values, a Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in a Fund's investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. These investment restrictions may only be changed if approved by GuideStone Financial Resources as the holder of a majority of the outstanding shares of the Trust, and not an individual Fund. A “majority of the outstanding
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shares of the Trust” is defined as greater than 50% of the shares shown on the books of the Trust or its transfer agent as then issued and outstanding, voted in the aggregate, but does not include shares which have been repurchased or redeemed by the Trust.
II.  PORTFOLIO MANAGEMENT CHANGE FOR GUIDESTONE CAPITAL MANAGEMENT, LLC
Effective February 1, 2024, Tim Bray, CFA, CAIA, CDDA, no longer serves as portfolio manager to GuideStone Capital Management, LLC. Upon effectiveness, all references to Mr. Bray are deleted in their entirety.
III.  PORTFOLIO MANAGER UPDATE FOR THE LOW-DURATION BOND FUND
Effective January 1, 2024, Adam Congdon, CFA, Director, began serving as a portfolio manager to the assigned portion of the LDBF managed by Payden & Rygel.
In the section “Sub-Advisers and Portfolio Managers” for the LDBF, on page 80, the disclosure for Payden & Rygel is deleted in its entirety and replaced with the following:

Payden & Rygel
Brian Matthews, CFA Managing Director	Since September 2012
Mary Beth Syal, CFA Managing Director	Since March 2008
Adam Congdon, CFA Director	Since January 2024
In the section “Sub-Advisers” for the LDBF, on page 209, the disclosure for Payden & Rygel is deleted in its entirety and replaced with the following:
Payden & Rygel, 333 South Grand Avenue, 39th Floor, Los Angeles, California 90071: Payden & Rygel is one of the largest global independent investment managers in the United States, with approximately $151.0 billion in assets under management as of December 31, 2023. Founded in 1983, the firm is a leader in the active management of global fixed income and equity portfolios for a diversified client base. Payden & Rygel advises corporations, foundations and endowments, pension plans, public funds and individual investors on their overall investment strategies. The firm’s Investment Policy Committee (“IPC”) oversees the investment process. The firm manages an assigned portion of the Low-Duration Bond Fund utilizing a team approach that exploits the collective wisdom of a highly qualified group of professionals. The team is led by Brian Matthews, CFA, Managing Director, Mary Beth Syal, CFA, Managing Director, and Adam Congdon, CFA, Director. The team, under the direction of the firm’s IPC, has 100% discretion over the day-to-day management of the Low-Duration Bond Fund portfolio account. Mr. Matthews, member of the Managing Committee and of the IPC, Ms. Syal, member of the Managing Committee and of the IPC and Head of the Low-Duration Group, and Mr. Congdon, member of the Low-Duration Group, develop a portfolio structure that reflects both the macro mandates of the IPC and the securities that are available in the market. Together with the IPC, Messrs. Matthews and Congdon and Ms. Syal have discretion over major decisions such as duration or portfolio sector weights. The Low-Duration Group, under the direction of Ms. Syal, implements the policy approved by the IPC within the context of individual client guidelines. Ms. Syal and Mr. Congdon, supported by sector specialists, have the authority to pick individual securities within the authorized allocations for the Low-Duration Bond Fund. Ms. Syal and Mr. Congdon review all portfolio holdings on a regular basis. Mr. Matthews’ other primary role focuses on client related issues when structuring portfolios. As such, he is the main contact with the client. He is responsible for identifying and communicating clients’ objectives, constraints, risk tolerances and time horizons to the strategy group. Because the firm believes client issues are as important as market issues, the interchange between portfolio managers and portfolio strategists is critical. Mr. Matthews and Ms. Syal have been employed with Payden & Rygel for more than 30 years, and Mr. Congdon has been employed with the firm for almost 10 years.
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IV.  FEES AND EXPENSES CHANGES TO THE DEFENSIVE MARKET STRATEGIES® FUND
Under the heading “Fees and Expenses” for the DMSF, on page 105, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.62%	0.62%
Other expenses	0.05%	0.32%
Acquired fund fees and expenses	0.03%	0.03%
Total annual Fund operating expenses	0.70%	0.97%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the DMSF, on page 105, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$72	$99
3 Years	$224	$309
5 Years	$390	$536
10 Years	$871	$1,190
V.  SUB-ADVISER CHANGES FOR THE DEFENSIVE MARKET STRATEGIES® FUND
Expected to be effective on or about March 22, 2024, Wellington Management Company LLP (“Wellington”) will become a new sub-adviser to the DMSF. Prior to the time in which Wellington will become a new sub-adviser to the DMSF, American Century Investment Management, Inc. ("American Century") will no longer serve as a sub-adviser to the DMSF, and at that time, all references to American Century with respect to the DMSF will be deleted in their entirety. In addition, the following changes will be made:
In the section “Sub-Advisers and Portfolio Managers” for the DMSF, on page 112, the following disclosure is added in alphabetical order.

Wellington Management Company LLP
Donald J. Kilbride Senior Managing Director and Equity Portfolio Manager	Since March 2024
Under the heading “Sub-Advisers” for the DMSF, beginning on page 208, the following disclosure is added in alphabetical order:
Wellington Management Company LLP (“Wellington”), 280 Congress Street, Boston, Massachusetts 02210: Wellington is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington and its predecessor organizations have provided investment advisory services for over 80 years. As of December 31, 2023, Wellington, along with its investment advisory affiliates, had investment management authority with respect to approximately $1.2 trillion in assets. Donald J. Kilbride, Senior Managing Director and Equity Portfolio Manager, is responsible for the day-to-day management of the portion of the Defensive Market Strategies Fund assigned to Wellington. Mr. Kilbride has been with Wellington for more than five years.
iii

VI.  FEES AND EXPENSES CHANGES TO THE INTERNATIONAL EQUITY FUND
Under the heading “Fees and Expenses” for the IEF, on page 164, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee(1)	0.75%	0.75%
Other expenses	0.08%	0.36%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.84%	1.12%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the IEF, on page 164, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$86	$114
3 Years	$268	$356
5 Years	$466	$617
10 Years	$1,037	$1,363

VII.  NEW SUB-ADVISER FOR THE INTERNATIONAL EQUITY FUND
Expected to be effective on or about March 22, 2024, Wellington will become a new sub-adviser to the IEF.
In the section “Sub-Advisers and Portfolio Managers” for the IEF, on page 169, the following disclosure is added in alphabetical order.

Wellington Management Company LLP
Mary L. Pryshlak, CFA Senior Managing Director and Head of Research	Since March 2024
Jonathan G. White, CFA Managing Director and Director, Research Portfolios	Since March 2024
Under the heading “Sub-Advisers” for the IEF, beginning on page 208, the following disclosure is added in alphabetical order:
Wellington Management Company LLP (“Wellington”), 280 Congress Street, Boston, Massachusetts 02210: Wellington is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington and its predecessor organizations have provided investment advisory services for over 80 years. As of December 31, 2023, Wellington, along with its investment advisory affiliates, had investment management authority with respect to approximately $1.2 trillion in assets. Mary L. Pryshlak, CFA, Senior Managing Director and Head of Investment Research, and Jonathan G. White, CFA, Managing Director and Director, Research Portfolios, are responsible for the day-to-day management of the portion of the International Equity Fund assigned to Wellington. Ms. Pryshlak and Mr. White have been with Wellington for more than five years.
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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
v

GUIDESTONE FUNDS
Supplement dated March 5, 2024
to
Statement of Additional Information (“SAI”) dated May 1, 2023
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  CHANGES TO TRUST INSTRUMENT AND FUNDAMENTAL INVESTMENT RESTRICTION
Effective April 1, 2024, the Faith-Based Investing policy will be updated for all Funds.
Under the section “Description of Investments and Risks,” beginning on page 4, the fourth paragraph is deleted in its entirety and replaced with the following:
In accordance with the Adviser's Christian values, the Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in a Fund's investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without the approval of GuideStone Financial Resources as the holder of a majority of the outstanding shares of the Trust.
Under the section “Description of Investments and Risks,” beginning on page 4, the first paragraph of the Faith-based Investing disclosure is deleted in its entirety and replaced with the following:
Faith-based Investing. In accordance with the Adviser’s Christian values, the Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in the Fund’s investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. Faith-based investing, in accordance with the GuideStone Financial Resources stated policy, is an integral part of the investment program of the Trust. The implementation of the Funds’ faith-based investment guidelines is overseen by members of the Adviser’s executive and senior management team.
Under the section “Investments Restrictions,” on page 55, the first paragraph is deleted in its entirety and replaced with the following:
In accordance with the Adviser’s Christian values, the Funds do not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling. The Adviser receives and analyzes information from multiple sources (including through various third-party screening platforms, news sources and feeds, the Bible and company websites and financial disclosures) on the products and services of companies in a
i

Fund’s investment universe and utilizes this information to determine which companies should be prohibited for investment by it or a Sub-Adviser. These investment restrictions may only be changed if approved by GuideStone Financial Resources as the holder of a majority of the outstanding shares of the Trust, and not an individual Fund. A “majority of the outstanding shares of the Trust” is defined as greater than 50% of the shares shown on the books of the Trust or its transfer agent as then issued and outstanding, voted in the aggregate, but does not include shares which have been repurchased or redeemed by the Trust.
II.  PORTFOLIO MANAGER CHANGE FOR GUIDESTONE CAPITAL MANAGEMENT, LLC
Effective February 1, 2024, Tim Bray, CFA, CAIA, CDDA, no longer serves as portfolio manager to GuideStone Capital Management, LLC. Upon effectiveness, all references to Mr. Bray are deleted in their entirety.
III.  PORTFOLIO MANAGER CHANGE TO THE LOW-DURATION BOND FUND
Effective January 1, 2024, Adam Congdon, CFA, Director, was added as a portfolio manager to the assigned portion of the Low-Duration Bond Fund managed by Payden & Rygel.
IV.  SUB-ADVISER CHANGES TO THE DEFENSIVE MARKET STRATEGIES® FUND
Expected to be effective on or about March 22, 2024, Wellington Management Company LLP (“Wellington”) will become a new sub-adviser to the Defensive Market Strategies Fund (“DMSF”). Prior to the time in which Wellington will become a new sub-adviser to the DMSF, American Century Investment Management, Inc. (“American Century”) will no longer serve as a sub-adviser to the DMSF, and at that time, all references to American Century with respect to the DMSF will be deleted in their entirety. In addition, the following change will be made:
In the section disclosing Control Persons of Sub-Advisers for the DMSF, beginning on page 73, the following paragraph is added in alphabetical order:
Wellington Management Company LLP (“Wellington”), 280 Congress Street, Boston, Massachusetts 02210: Wellington is a registered investment adviser and owned by 204 partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.
V.  NEW SUB-ADVISER FOR THE INTERNATIONAL EQUITY FUND
Expected to be effective on or about March 22, 2024, Wellington will become a new sub-adviser to the International Equity Fund (“IEF”).
In the section disclosing Control Persons of Sub-Advisers for the IEF, on page 77, the following paragraph is added in alphabetical order:
Wellington Management Company LLP (“Wellington”), 280 Congress Street, Boston, Massachusetts 02210: Wellington is a registered investment adviser and owned by 204 partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.
VI.  UPDATE TO PORTFOLIO MANAGER COMPENSATION
In the section disclosing Portfolio Manager Compensation, beginning on page 89, the following disclosure pertaining to Wellington is deleted in its entirety and replaced with the following:
Wellington Management Company LLP (“Wellington”). Wellington receives a fee based on the assets under management of each Fund as set forth in the Sub-Advisory Agreements among Wellington, the Adviser and the

Trust on behalf of each Fund. Wellington pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund.
Wellington’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to clients. Wellington’s compensation of each Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Fund (“Investment Professional”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salary for the other Investment Professional is determined by the Investment Professional’s experience and performance in his role as an Investment Professional. Base salaries for Wellington employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional, with the exception of Mary Pryshlak and Jonathan White, is eligible to receive an incentive payment based on the revenues earned by Wellington from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. The Investment Professional’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the fund managed by the Investment Professional compared to the Russell 1000® Index (Defensive Markets Strategies Fund) and MSCI Emerging Markets Index (Net) (Emerging Markets Equity Fund) over one-, three- and five-year periods, with an emphasis on five-year results. Wellington applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professional, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an Investment Professional represent a significant portion of an Investment Professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professional may also be eligible for bonus payments based on his or her overall contribution to Wellington’s business operations. Senior management at Wellington may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mses. Meunier and Pryshlak and Mr. Kilbride are Partners.

VII.  CHANGES TO OTHER ACCOUNTS MANAGED
The Other Accounts Managed table, beginning on page 79, is amended to update the disclosures for Payden & Rygel and Wellington. The information is current as of December 31, 2023. 
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Payden & Rygel
Brian Matthews, CFA	2	$813	11	$6,154	17	$3,663	N/A	N/A	N/A	N/A	N/A	N/A
Mary Beth Syal, CFA	5	$3,494	12	$5,678	134	$55,550	N/A	N/A	N/A	N/A	N/A	N/A
Adam Congdon, CFA	2	$1,059	4	$949	51	$11,223	N/A	N/A	N/A	N/A	N/A	N/A
Wellington Management Company LLP
Bo Z. Meunier, CFA	3	$225	15	$2,319	13	$1,464	N/A	N/A	1	$579	2	$450
Donald J. Kilbride	7	3630	8	509	10	1351	1	612	3	413	3	701
Mary L. Pryshack, CFA	17	15050	51	16062	88	27965	3	4985	7	3595	12	6048
Jonathan G. White, CFA	20	$15,524	55	$16,371	92	$28,183	3	4985	7	3595	12	6048
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE